CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 275,580	$ 228,840
Short-term investments	5,899	5,367
Trade receivables, net of allowances for credit losses of $18,360 and $18,001, respectively	538,177	610,384
Grower advance receivables, net of allowances of $19,839 and $15,817, respectively	109,958	106,864
Other receivables, net of allowances of $13,227 and $14,538, respectively	117,069	132,947
Inventories, net of allowances of $4,792 and $4,186, respectively	378,592	394,150
Prepaid expenses	61,724	48,995
Other current assets	17,401	15,034
Fresh Vegetables current assets held for sale	414,457	62,252
Other assets held-for-sale	1,832	645
Total current assets	1,920,689	1,605,478
Long-term investments	15,970	16,498
Investments in unconsolidated affiliates	131,704	124,234
Actively marketed property	13,781	31,007
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	1,102,234	1,116,124
Operating lease right-of-use assets	340,458	293,658
Goodwill	513,312	497,453
DOLE brand	306,280	306,280
Other intangible assets, net of accumulated amortization of $134,420 and $120,315, respectively	41,232	50,990
Fresh Vegetables non-current assets held for sale	0	343,828
Other assets	109,048	142,180
Deferred tax assets, net	66,485	64,112
Total assets	4,561,193	4,591,842
LIABILITIES AND EQUITY
Accounts payable	670,904	640,620
Income taxes payable	22,917	11,558
Accrued liabilities	357,427	381,688
Bank overdrafts	11,488	8,623
Current portion of long-term debt, net	222,940	97,435
Current maturities of operating leases	63,653	57,372
Payroll and other tax	27,791	27,187
Contingent consideration	1,788	1,791
Pension and postretirement benefits	16,570	17,287
Fresh Vegetables current liabilities held for sale	291,342	199,255
Dividends payable and other current liabilities	29,892	17,698
Total current liabilities	1,716,712	1,460,514
Long-term debt, net	845,013	1,127,321
Operating leases, less current maturities	287,991	246,723
Deferred tax liabilities, net	92,653	118,403
Income taxes payable, less current portion	16,664	30,458
Contingent consideration, less current portion	7,327	5,022
Pension and postretirement benefits, less current portion	121,689	124,646
Fresh Vegetables non-current liabilities held for sale	0	116,380
Other long-term liabilities	52,295	43,390
Total liabilities	3,140,344	3,272,857
Contingencies (See Note 19)
Redeemable noncontrolling interests	34,185	32,311
Stockholders’ equity:
Common stock — $0.01 par value; 300,000 shares authorized and 94,929 and 94,899 shares outstanding as of December 31, 2023 and December 31, 2022, respectively	949	949
Additional paid-in capital	796,800	795,063
Retained earnings	562,562	469,249
Accumulated other comprehensive loss	(110,791)	(104,133)
Total equity attributable to Dole plc	1,249,520	1,161,128
Equity attributable to noncontrolling interests	137,144	125,546
Total equity	1,386,664	1,286,674
Total liabilities, redeemable noncontrolling interests and equity	$ 4,561,193	$ 4,591,842